Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest In Consolidated Subsidiaries [Abstract]
Non-Controlling Interest in Consolidated Subsidiaries	Non-Controlling Interest in Consolidated Subsidiaries
An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2025 and 2024 is as follows:

	December 31, 2025		December 31, 2024
Coca-Cola FEMSA	Ps.	84,426	Ps.	82,522
Proximity Americas Division		(62)		1,031
Other		6		76
	Ps.	84,370	Ps.	83,629
The changes in the FEMSA’s non-controlling interest were as follows:

	2025		2024		2023
Balance at beginning of the period	Ps.	83,629	Ps.	74,509	Ps.	75,197
Net income of non-controlling interest		13,622		13,501		10,988
Other comprehensive (loss) income:		(3,030)		2,608		(3,465)
Exchange differences on translation of foreign operation		(670)		2,235		(3,325)
Remeasurements of the net defined benefits liability		(226)		(478)		87
Valuation of the effective portion of derivative financial instruments		(2,134)		851		(227)
Dividends		(8,783)		(6,801)		(6,551)
Share based payment		46		(5)		22
Acquisition of Caffenio's non-controlling interest		(952)		—		—
Other acquisitions and remeasurements		(162)		(186)		—
Disposals of businesses (Envoy and others)		—		3		(1,682)
Balance at end of the period	Ps.	84,370	Ps.	83,629	Ps.	74,509
Non-controlling interest’s accumulated other comprehensive loss is comprised as follows:

	December 31, 2025		December 31, 2024
Exchange differences on translation foreign operation	Ps.	(11,317)	Ps.	(10,647)
Remeasurements of the net defined benefits liability		(1,039)		(813)
Valuation of the effective portion of derivative financial instruments		(1,590)		544
Accumulated other comprehensive loss	Ps.	(13,946)	Ps.	(10,916)
Coca-Cola FEMSA shareholders, especially the Coca-Cola Company which holds Series D shares, have some protective rights about investing in or disposing of significant businesses. However, these rights do not limit the continued normal operations of Coca-Cola FEMSA.
Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2025		December 31, 2024
Total current assets	Ps.	74,570	Ps.	75,132
Total non-current assets		239,969		232,854
Total current liabilities		66,757		67,171
Total non-current liabilities		93,753		90,274
Total revenue	Ps.	291,746	Ps.	279,793
Consolidated net income		25,016		24,549
Consolidated comprehensive income for the year, net of tax	Ps.	19,348	Ps.	29,706
Net cash flows generated from operating activities		30,773		42,442
Net cash flows used in investing activities		(21,107)		(23,392)
Net cash flows used in financing activities		(12,148)		(19,642)